Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property plant and equipment, at cost	$ 1,039,618	$ 1,039,618	$ 1,039,618
Less: accumulated depreciation	(926,211)	(912,232)	(854,715)
Total property, plant and equipment, net	113,407	127,386	184,903
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property plant and equipment, at cost	116,729	116,729	116,729
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property plant and equipment, at cost	474,220	474,220	474,220
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property plant and equipment, at cost	354,408	354,408	354,408
Furniture and fixture [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property plant and equipment, at cost	$ 94,261	$ 94,261	$ 94,261